FAIR VALUE MEASUREMENTS (Tables) - Foresight Acquisition Corp [Member]	9 Months Ended
Sep. 30, 2021
Summary of assets and liabilities that are measured at fair value on a recurring basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	Level	September 30, 2021
Liabilities:
Warrant Liability – Public Warrants	1	9,276,667
Warrant Liability – Private Placement Warrants	3	525,525
Warrant Liability – Underwriter Warrants	3	414,050

Summary of key inputs into the binomial lattice simulation model for the Private Placement Warrants and Public Warrants

The key inputs into the binomial lattice simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement and September 30, 2021 (Private Placement Warrants only):

		February 12, 2021
		(Initial
	Input	Measurement)	September 30, 2021
Risk-free interest rate		0.56%	0.95%
Trading days per year		252	252
Expected volatility		17.8%	15.3%
Exercise price		$11.50	$11.50
Stock Price		$9.65	$9.86

Summary of Change in the fair value of the warrant liabilities

The following table presents the changes in the fair value of warrant liabilities:

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on February 12, 2021 (including over-allotment)	280,875	10,857,917	11,138,792
Change in valuation inputs or other assumptions	$658,700	$(1,581,250)	$(922,550)
Fair value as of September 30, 2021	$939,575	$9,276,667	$10,216,242